NATIONWIDE

VARIABLE

ACCOUNT-13

Annual Report

to

Contract Owners

December 31, 2010

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-13:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-13 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2010, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 9, 2011

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Assets:
Investments at fair value:
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
6,798 shares (cost $92,278)	$98,502
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
4,103 shares (cost $114,646)	120,702
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
1,988 shares (cost $64,457)	70,070
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
31,099 shares (cost $1,122,545)	1,752,727
Value Series - Service Class (MVFSC)
48,597 shares (cost $507,341)	623,506
U.S. Real Estate Portfolio - Class I (MSVRE)
6,535 shares (cost $56,696)	84,367
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
17,539 shares (cost $197,664)	196,436
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
6,171 shares (cost $71,124)	70,353
V.I. Capital Development Fund - Series I (AVCDI)
382 shares (cost $3,497)	5,117
VPS Real Estate Investment Portfolio - Class A (ALVREA)
64,415 shares (cost $761,038)	774,268
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
59 shares (cost $889)	994
VP Inflation Protection Fund - Class II (ACVIP2)
27,175 shares (cost $299,660)	301,376
VP International Fund - Class III (ACVI3)
14,333 shares (cost $98,846)	122,688
VP Mid Cap Value Fund - Class I (ACVMV1)
92,617 shares (cost $1,234,103)	1,309,609
VP Value Fund - Class I (ACVV)
8,522 shares (cost $46,386)	49,938
VP Vista(SM) Fund - Class I (ACVVS1)
296 shares (cost $6,149)	4,842
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
9,820 shares (cost $98,401)	119,807
Stock Index Fund, Inc. - Initial Shares (DSIF)
3,193 shares (cost $109,675)	94,725
Appreciation Portfolio - Initial Shares (DCAP)
6,314 shares (cost $177,935)	223,752
Quality Bond Fund II - Primary Shares (FQB)
910 shares (cost $10,493)	10,513
VIP Fund - Contrafund Portfolio - Service Class (FCS)
53,237 shares (cost $866,241)	1,267,575
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2,306 shares (cost $39,051)	43,730
VIP Fund - Growth Portfolio - Service Class (FGS)
904 shares (cost $26,705)	33,428
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
33,225 shares (cost $420,223)	422,948
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
10,535 shares (cost $335,353)	342,593
VIP Fund - Money Market Portfolio - Service Class 2 (FMMP2)
2,487,380 shares (cost $2,487,380)	2,487,380
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
14,422 shares (cost $193,324)	240,567

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
4,134 shares (cost $56,497)	67,174
Franklin U.S. Government Fund - Class 2 (FTVUG2)
7,571 shares (cost $99,860)	99,251
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
156,096 shares (cost $1,290,258)	1,752,957
Templeton Foreign Securities Fund - Class 2 (TIF2)
1,768 shares (cost $26,445)	25,266
Templeton Foreign Securities Fund - Class 3 (TIF3)
10,647 shares (cost $123,196)	151,608
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
66,146 shares (cost $1,265,761)	1,288,517
International Portfolio - S Class Shares (AMINS)
15,370 shares (cost $132,607)	158,928
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
7,305 shares (cost $158,829)	200,299
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2,828 shares (cost $29,096)	34,670
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
877 shares (cost $9,492)	15,495
High Yield Portfolio - Administrative Class (PMVHYA)
329,069 shares (cost $2,538,569)	2,550,287
Low Duration Portfolio - Administrative Class (PMVLDA)
346,307 shares (cost $3,629,231)	3,615,445
Total Return Portfolio - Administrative Class (PMVTRA)
247,004 shares (cost $2,659,774)	2,736,799
Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)
284 shares (cost $4,742)	3,918
Growth and Income Portfolio - Class I (ACGI)
12,505 shares (cost $201,450)	230,093
Blue Chip Growth Portfolio - II (TRBCG2)
15,711 shares (cost $131,174)	173,134
Equity Income Portfolio - II (TREI2)
456 shares (cost $10,935)	9,066
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
156,612 shares (cost $1,547,865)	1,552,273
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
2,432 shares (cost $14,662)	19,574

Total Investments	$25,557,267

Accounts Payable	(1,866)

$25,555,401

Contract Owners’ Equity:
Accumulation units	25,555,401

Total Contract Owners’ Equity (note 5)	$25,555,401

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	Total	MLVGA3	JABS	JACAS	JAIGS2	LOVMCV	MVFSC	MSVRE
Reinvested dividends	$446,513	1,037	2,537	208	8,776	2	15,332	9,854
Mortality and expense risk charges (note 2)	(105,105)	(188)	(305)	(557)	(5,949)	(54)	(4,211)	(1,259)

Net investment income (loss)	341,408	849	2,232	(349)	2,827	(52)	11,121	8,595

Realized gain (loss) on investments	1,840,296	77	500	33,758	200,719	6,201	(107,208)	130,505
Change in unrealized gain (loss) on investments	327,323	6,223	3,544	(40,258)	181,433	(5,740)	177,855	(66,098)

Net gain (loss) on investments	2,167,619	6,300	4,044	(6,500)	382,152	461	70,647	64,407

Reinvested capital gains	102,696	563	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,611,723	7,712	6,276	(6,849)	384,979	409	81,768	73,002

Investment Activity:	AMTB	PMVFAD	AVCDI	ALVREA	ALVSVA	ACVIP2	ACVI3	ACVMV1
Reinvested dividends	$-	415	-	-	4	63,698	6,297	23,652
Mortality and expense risk charges (note 2)	(100)	(105)	(15)	(218)	(67)	(11,106)	(984)	(4,138)

Net investment income (loss)	(100)	310	(15)	(218)	(63)	52,592	5,313	19,514

Realized gain (loss) on investments	(27)	273	6	9	16,062	299,729	73,193	249,371
Change in unrealized gain (loss) on investments	(1,228)	(1,118)	804	13,230	387	(75,769)	(46,987)	(93,848)

Net gain (loss) on investments	(1,255)	(845)	810	13,239	16,449	223,960	26,206	155,523

Reinvested capital gains	-	560	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,355)	25	795	13,021	16,386	276,552	31,519	175,037

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	ACVV	ACVVS1	DVSCS	DSIF	DCAP	FQB	FCS	FEIS
Reinvested dividends	$869	-	2,499	1,558	13,890	-	12,689	688
Mortality and expense risk charges (note 2)	(108)	(13)	(1,183)	(317)	(1,944)	(9)	(4,188)	(138)

Net investment income (loss)	761	(13)	1,316	1,241	11,946	(9)	8,501	550

Realized gain (loss) on investments	(1,693)	(6)	115,522	(14,749)	22,264	-	40,550	(3,911)
Change in unrealized gain (loss) on investments	5,779	941	(64,939)	26,520	6,553	19	143,097	10,397

Net gain (loss) on investments	4,086	935	50,583	11,771	28,817	19	183,647	6,486

Reinvested capital gains	-	-	-	-	-	-	527	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,847	922	51,899	13,012	40,763	10	192,675	7,036

Investment Activity:	FGS	FIGBS	FMCS	FMMP2	FOSR	FTVSV2	FTVUG2	FTVDM3
Reinvested dividends	$52	14,682	218	363	2,902	1,459	-	29,082
Mortality and expense risk charges (note 2)	(94)	(1,423)	(1,243)	(12,845)	(1,600)	(622)	(168)	(6,352)

Net investment income (loss)	(42)	13,259	(1,025)	(12,482)	1,302	837	(168)	22,730

Realized gain (loss) on investments	2,417	4,633	31,581	-	(88,537)	55,963	(68)	217,192
Change in unrealized gain (loss) on investments	6,723	3,751	(11,393)	-	161,702	(15,125)	(609)	70,992

Net gain (loss) on investments	9,140	8,384	20,188	-	73,165	40,838	(677)	288,184

Reinvested capital gains	77	4,601	1,605	1,724	427	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$9,175	26,244	20,768	(10,758)	74,894	41,675	(845)	310,914

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	TIF2	TIF3	FTVGI3	SBVSG	AMINS	AMCG	AMFAS	OVHI3
Reinvested dividends	$430	4,737	998	-	24,241	-	-	-
Mortality and expense risk charges (note 2)	(79)	(981)	(3,678)	(100)	(1,396)	(1,240)	(317)	(12)

Net investment income (loss)	351	3,756	(2,680)	(100)	22,845	(1,240)	(317)	(12)

Realized gain (loss) on investments	(11)	(40,608)	112,061	2,185	(86,698)	90,888	17,128	(1,599)
Change in unrealized gain (loss) on investments	1,539	51,842	2,492	(2,459)	123,728	(13,084)	(7,902)	-

Net gain (loss) on investments	1,528	11,234	114,553	(274)	37,030	77,804	9,226	(1,599)

Reinvested capital gains	-	-	182	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,879	14,990	112,055	(374)	59,875	76,564	8,909	(1,611)

Investment Activity:	OVSC	PMVHYA	PMVLDA	PMVTRA	PVTSCB	ACGI	TRBCG2	TREI2
Reinvested dividends	$120	67,798	53,191	81,301	10	604	-	136
Mortality and expense risk charges (note 2)	(50)	(3,482)	(12,145)	(12,753)	(11)	(1,904)	(1,974)	(27)

Net investment income (loss)	70	64,316	41,046	68,548	(1)	(1,300)	(1,974)	109

Realized gain (loss) on investments	2,544	34,654	64,292	158,143	(10)	(45,596)	224,287	(12)
Change in unrealized gain (loss) on investments	709	32,469	40,765	(34,253)	809	82,952	(189,629)	1,042

Net gain (loss) on investments	3,253	67,123	105,057	123,890	799	37,356	34,658	1,030

Reinvested capital gains	-	-	11,713	80,717	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,323	131,439	157,816	273,155	798	36,056	32,684	1,139

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	WRASP	WFVSCG
Reinvested dividends	$184	-
Mortality and expense risk charges (note 2)	(3,357)	(96)

Net investment income (loss)	(3,173)	(96)

Realized gain (loss) on investments	27,389	(3,067)
Change in unrealized gain (loss) on investments	(165,447)	4,912

Net gain (loss) on investments	(138,058)	1,845

Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(141,231)	1,749

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	Total		MLVGA3		JABS		JACAS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$341,408	549,730	849	-	2,232	260	(349)	(672)
Realized gain (loss) on investments	1,840,296	(1,335,325)	77	-	500	7	33,758	(8,839)
Change in unrealized gain (loss) on investments	327,323	5,094,263	6,223	-	3,544	1,945	(40,258)	80,503
Reinvested capital gains	102,696	424,765	563	-	-	429	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,611,723	4,733,433	7,712	-	6,276	2,641	(6,849)	70,992

Equity transactions:
Purchase payments received from contract owners (note 3)	3,418,515	11,076,135	52,794	-	103,236	-	49,608	16,185
Transfers between funds	-	-	39,028	-	-	-	(155,442)	40,290
Redemptions (note 3)	(8,464,897)	(3,931,092)	(1,036)	-	(2,055)	-	(24,463)	(43,969)
Adjustments to maintain reserves	6,578	(3,183)	(2)	-	(1)	(1)	42	(115)

Net equity transactions	(5,039,804)	7,141,860	90,784	-	101,180	(1)	(130,255)	12,391

Net change in contract owners’ equity	(2,428,081)	11,875,293	98,496	-	107,456	2,640	(137,104)	83,383
Contract owners’ equity beginning of period	27,983,482	16,108,189	-	-	13,243	10,603	207,175	123,792

Contract owners’ equity end of period	$25,555,401	27,983,482	98,496	-	120,699	13,243	70,071	207,175

CHANGES IN UNITS:
Beginning units	1,960,317	1,436,073	-	-	813	813	11,450	9,948
Units purchased	2,409,813	2,691,897	7,495	-	6,100	-	2,931	5,284
Units redeemed	(2,780,382)	(2,167,653)	(83)	-	(120)	-	(10,740)	(3,782)

Ending units	1,589,748	1,960,317	7,412	-	6,793	813	3,641	11,450

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	JAIGS2		LOVMCV		MVFSC		MSVRE
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$2,827	640	(52)	33	11,121	10,053	8,595	13,145
Realized gain (loss) on investments	200,719	(661)	6,201	750	(107,208)	(219,040)	130,505	(348,587)
Change in unrealized gain (loss) on investments	181,433	455,763	(5,740)	4,580	177,855	432,252	(66,098)	477,141
Reinvested capital gains	-	23,609	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	384,979	479,351	409	5,363	81,768	223,265	73,002	141,699

Equity transactions:
Purchase payments received from contract owners (note 3)	50,542	3,095	-	3,060	15,588	67,909	4,573	10,145
Transfers between funds	(90,132)	620,000	-	181	(130,378)	81,414	(314,885)	(48,475)
Redemptions (note 3)	(208,277)	(923)	(24,816)	(3,539)	(522,829)	(363,460)	(141,662)	(151,118)
Adjustments to maintain reserves	(2,481)	(11)	-	(14)	(613)	(370)	857	(795)

Net equity transactions	(250,348)	622,161	(24,816)	(312)	(638,232)	(214,507)	(451,117)	(190,243)

Net change in contract owners’ equity	134,631	1,101,512	(24,407)	5,051	(556,464)	8,758	(378,115)	(48,544)
Contract owners’ equity beginning of period	1,618,102	516,590	24,407	19,356	1,179,966	1,171,208	462,477	511,021

Contract owners’ equity end of period	$1,752,733	1,618,102	-	24,407	623,502	1,179,966	84,362	462,477

CHANGES IN UNITS:
Beginning units	74,916	42,679	1,645	1,646	73,423	88,887	22,957	32,422
Units purchased	9,584	32,292	-	315	13,911	16,308	1,476	10,114
Units redeemed	(19,330)	(55)	(1,645)	(316)	(52,254)	(31,772)	(21,200)	(19,579)

Ending units	65,170	74,916	-	1,645	35,080	73,423	3,233	22,957

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMTB		PMVFAD		AVCDI		AVSCE
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(100)	-	310	100	(15)	(14)	-	(1,288)
Realized gain (loss) on investments	(27)	-	273	2	6	936	-	70,672
Change in unrealized gain (loss) on investments	(1,228)	-	(1,118)	348	804	681	-	-
Reinvested capital gains	-	-	560	359	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,355)	-	25	809	795	1,603	-	69,384

Equity transactions:
Purchase payments received from contract owners (note 3)	197,791	-	47,513	22,009	-	3,369	(140)	-
Transfers between funds	-	-	-	-	-	(17)	(637)	(68,801)
Redemptions (note 3)	-	-	-	-	-	(3,676)	777	(581)
Adjustments to maintain reserves	22	-	4	(7)	(2)	(29)	-	(2)

Net equity transactions	197,813	-	47,517	22,002	(2)	(353)	-	(69,384)

Net change in contract owners’ equity	196,458	-	47,542	22,811	793	1,250	-	-
Contract owners’ equity beginning of period	-	-	22,811	-	4,315	3,065	-	-

Contract owners’ equity end of period	$196,458	-	70,353	22,811	5,108	4,315	-	-

CHANGES IN UNITS:
Beginning units	-	-	2,085	-	260	262	-	-
Units purchased	16,979	-	3,815	2,085	-	318	-	114,213
Units redeemed	-	-	-	-	-	(320)	-	(114,213)

Ending units	16,979	-	5,900	2,085	260	260	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ALVREA		ALVSVA		ACVIP2		ACVI3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(218)	-	(63)	6	52,592	31,956	5,313	5,292
Realized gain (loss) on investments	9	-	16,062	(2)	299,729	8,820	73,193	5,454
Change in unrealized gain (loss) on investments	13,230	-	387	205	(75,769)	97,535	(46,987)	70,829
Reinvested capital gains	-	-	-	27	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,021	-	16,386	236	276,552	138,311	31,519	81,575

Equity transactions:
Purchase payments received from contract owners (note 3)	11,247	-	788	-	47,569	23,439	5,354	2,509
Transfers between funds	750,000	-	(16,964)	-	(3,349,814)	3,219,798	(43,454)	(32,718)
Redemptions (note 3)	-	-	-	-	(367,104)	(229,214)	(162,144)	(91,034)
Adjustments to maintain reserves	2	-	(3)	(4)	964	(732)	641	(318)

Net equity transactions	761,249	-	(16,179)	(4)	(3,668,385)	3,013,291	(199,603)	(121,561)

Net change in contract owners’ equity	774,270	-	207	232	(3,391,833)	3,151,602	(168,084)	(39,986)
Contract owners’ equity beginning of period	-	-	781	549	3,693,232	541,630	290,779	330,765

Contract owners’ equity end of period	$774,270	-	988	781	301,399	3,693,232	122,695	290,779

CHANGES IN UNITS:
Beginning units	-	-	39	39	276,629	44,701	38,285	58,014
Units purchased	29,898	-	24,864	-	21,349	250,989	10,923	3,440
Units redeemed	-	-	(24,864)	-	(276,365)	(19,061)	(34,896)	(23,169)

Ending units	29,898	-	39	39	21,613	276,629	14,312	38,285

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVMV1		ACVV		ACVVS1		DVSCS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$19,514	24,592	761	365	(13)	(11)	1,316	(954)
Realized gain (loss) on investments	249,371	83,472	(1,693)	(8,891)	(6)	(9)	115,522	21,827
Change in unrealized gain (loss) on investments	(93,848)	171,253	5,779	9,848	941	730	(64,939)	88,342
Reinvested capital gains	-	-	-	-	-	-	-	497

Net increase (decrease) in contract owners’ equity resulting from operations	175,037	279,317	4,847	1,322	922	710	51,899	109,712

Equity transactions:
Purchase payments received from contract owners (note 3)	39,141	6,856	33,837	-	-	-	7,194	(669)
Transfers between funds	968,534	28,060	3,263	-	-	-	(191,688)	372,248
Redemptions (note 3)	(605,265)	(172,651)	(125)	(11,372)	-	-	(189,352)	(43,378)
Adjustments to maintain reserves	552	(619)	(2)	-	(2)	8	1,007	(16)

Net equity transactions	402,962	(138,354)	36,973	(11,372)	(2)	8	(372,839)	328,185

Net change in contract owners’ equity	577,999	140,963	41,820	(10,050)	920	718	(320,940)	437,897
Contract owners’ equity beginning of period	731,606	590,643	8,115	18,165	3,925	3,207	440,730	2,833

Contract owners’ equity end of period	$1,309,605	731,606	49,935	8,115	4,845	3,925	119,790	440,730

CHANGES IN UNITS:
Beginning units	57,012	59,552	527	1,409	363	362	25,227	201
Units purchased	140,327	67,563	2,350	-	-	1	8,760	34,187
Units redeemed	(111,587)	(70,103)	(8)	(882)	-	-	(28,528)	(9,161)

Ending units	85,752	57,012	2,869	527	363	363	5,459	25,227

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	DSIF		DCAP		FQB		FCS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,241	1,698	11,946	14,704	(9)	-	8,501	9,353
Realized gain (loss) on investments	(14,749)	(204)	22,264	(174,717)	-	-	40,550	(3,467)
Change in unrealized gain (loss) on investments	26,520	16,066	6,553	257,140	19	-	143,097	307,860
Reinvested capital gains	-	5,992	-	51,129	-	-	527	275

Net increase (decrease) in contract owners’ equity resulting from operations	13,012	23,552	40,763	148,256	10	-	192,675	314,021

Equity transactions:
Purchase payments received from contract owners (note 3)	17	-	23,178	57,170	10,503	-	(982)	-
Transfers between funds	1,632	-	(278,373)	(36,037)	-	-	98,964	400,000
Redemptions (note 3)	(34,442)	-	(224,332)	(235,112)	-	-	(162,665)	(961)
Adjustments to maintain reserves	(4)	11	975	(316)	4	-	(2,193)	(11)

Net equity transactions	(32,797)	11	(478,552)	(214,295)	10,507	-	(66,876)	399,028

Net change in contract owners’ equity	(19,785)	23,563	(437,789)	(66,039)	10,517	-	125,799	713,049
Contract owners’ equity beginning of period	114,512	90,949	661,538	727,577	-	-	1,141,721	428,672

Contract owners’ equity end of period	$94,727	114,512	223,749	661,538	10,517	-	1,267,520	1,141,721

CHANGES IN UNITS:
Beginning units	8,191	8,190	47,989	64,436	-	-	65,964	33,484
Units purchased	110	1	6,378	16,725	725	-	9,835	32,550
Units redeemed	(2,380)	-	(40,261)	(33,172)	-	-	(12,968)	(70)

Ending units	5,921	8,191	14,106	47,989	725	-	62,831	65,964

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FEIS		FGS		FIGBS		FMCS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$550	234	(42)	-	13,259	7,930	(1,025)	125
Realized gain (loss) on investments	(3,911)	(13,573)	2,417	143	4,633	56,038	31,581	43
Change in unrealized gain (loss) on investments	10,397	16,196	6,723	-	3,751	2,818	(11,393)	15,051
Reinvested capital gains	-	-	77	-	4,601	573	1,605	251

Net increase (decrease) in contract owners’ equity resulting from operations	7,036	2,857	9,175	143	26,244	67,359	20,768	15,470

Equity transactions:
Purchase payments received from contract owners (note 3)	25,434	3,095	25,474	(1,322)	161,054	148,503	42,604	1,547
Transfers between funds	(3,304)	-	(1,220)	352	3,585	(26,521)	242,689	-
Redemptions (note 3)	(64)	(13,993)	-	-	357	(18,219)	(19,413)	(24)
Adjustments to maintain reserves	(1)	13	4	827	279	(2)	7	(16)

Net equity transactions	22,065	(10,885)	24,258	(143)	165,275	103,761	265,887	1,507

Net change in contract owners’ equity	29,101	(8,028)	33,433	-	191,519	171,120	286,655	16,977
Contract owners’ equity beginning of period	14,632	22,660	-	-	231,430	60,310	55,938	38,961

Contract owners’ equity end of period	$43,733	14,632	33,433	-	422,949	231,430	342,593	55,938

CHANGES IN UNITS:
Beginning units	1,055	2,112	-	-	17,108	5,139	4,257	4,136
Units purchased	1,913	229	4,129	20	20,710	82,239	91,191	123
Units redeemed	(225)	(1,286)	(1,995)	(20)	(8,680)	(70,270)	(75,124)	(2)

Ending units	2,743	1,055	2,134	-	29,138	17,108	20,324	4,257

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FMMP2		FOSR		FTVSV2		FTVUG2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(12,482)	9,669	1,302	5,438	837	8,223	(168)	-
Realized gain (loss) on investments	-	-	(88,537)	(137,662)	55,963	78,621	(68)	-
Change in unrealized gain (loss) on investments	-	-	161,702	213,351	(15,125)	45,408	(609)	-
Reinvested capital gains	1,724	-	427	1,237	-	26,917	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(10,758)	9,669	74,894	82,364	41,675	159,169	(845)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,471,276	10,501,704	6,984	11,748	243	1,547	10,634	-
Transfers between funds	1,891,701	(11,774,772)	86,086	(59,738)	(115,881)	(14,896)	89,846	-
Redemptions (note 3)	(1,276,542)	(67,811)	(315,358)	(117,499)	(33,166)	(10,277)	(384)	-
Adjustments to maintain reserves	(44)	15	914	(119)	75	(26)	2	-

Net equity transactions	2,086,391	(1,340,864)	(221,374)	(165,608)	(148,729)	(23,652)	100,098	-

Net change in contract owners’ equity	2,075,633	(1,331,195)	(146,480)	(83,244)	(107,054)	135,517	99,253	-
Contract owners’ equity beginning of period	411,717	1,742,912	387,043	470,287	174,222	38,705	-	-

Contract owners’ equity end of period	$2,487,350	411,717	240,563	387,043	67,168	174,222	99,253	-

CHANGES IN UNITS:
Beginning units	35,590	150,801	32,141	49,207	9,695	2,768	-	-
Units purchased	1,213,798	1,193,348	28,815	5,084	8,736	44,909	7,341	-
Units redeemed	(1,033,712)	(1,308,559)	(43,211)	(22,150)	(15,498)	(37,982)	(28)	-

Ending units	215,676	35,590	17,745	32,141	2,933	9,695	7,313	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FTVDM3		TIF2		TIF3		FTVGI3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$22,730	10,657	351	551	3,756	9,227	(2,680)	121,006
Realized gain (loss) on investments	217,192	(149,172)	(11)	(1,146)	(40,608)	(77,073)	112,061	(22)
Change in unrealized gain (loss) on investments	70,992	620,985	1,539	6,266	51,842	140,957	2,492	19,911
Reinvested capital gains	-	1,353	-	763	-	12,496	182	-

Net increase (decrease) in contract owners’ equity resulting from operations	310,914	483,823	1,879	6,434	14,990	85,607	112,055	140,895

Equity transactions:
Purchase payments received from contract owners (note 3)	3,012	8,906	-	(3,278)	54,394	3,839	158,499	-
Transfers between funds	(195,741)	1,280,668	-	2,111	(88,380)	(28,914)	(460,309)	1,470,000
Redemptions (note 3)	(352,774)	(83,892)	-	-	(113,835)	(88,931)	(145,109)	(919)
Adjustments to maintain reserves	890	(112)	(1)	996	559	(280)	2	(14)

Net equity transactions	(544,613)	1,205,570	(1)	(171)	(147,262)	(114,286)	(446,917)	1,469,067

Net change in contract owners’ equity	(233,699)	1,689,393	1,878	6,263	(132,272)	(28,679)	(334,862)	1,609,962
Contract owners’ equity beginning of period	1,986,659	297,266	23,392	17,129	283,869	312,548	1,623,384	13,422

Contract owners’ equity end of period	$1,752,960	1,986,659	25,270	23,392	151,597	283,869	1,288,522	1,623,384

CHANGES IN UNITS:
Beginning units	117,076	30,187	1,201	1,201	22,353	33,624	105,741	1,034
Units purchased	9,746	100,466	-	4	7,505	2,660	81,038	104,774
Units redeemed	(38,631)	(13,577)	-	(4)	(18,816)	(13,931)	(113,143)	(67)

Ending units	88,191	117,076	1,201	1,201	11,042	22,353	73,636	105,741

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SBVSG		AMINS		AMCG		AMFAS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(100)	(265)	22,845	11,951	(1,240)	(862)	(317)	(153)
Realized gain (loss) on investments	2,185	(3,835)	(86,698)	(145,014)	90,888	3,868	17,128	508
Change in unrealized gain (loss) on investments	(2,459)	716	123,728	259,578	(13,084)	54,555	(7,902)	13,476
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(374)	(3,384)	59,875	126,515	76,564	57,561	8,909	13,831

Equity transactions:
Purchase payments received from contract owners (note 3)	(1)	1,547	6,669	12,428	7,399	2,046	321	3,170
Transfers between funds	(1,710)	17,037	(114,202)	(25,006)	158,320	(4,294)	(49,109)	73,799
Redemptions (note 3)	(45,160)	(24)	(228,748)	(134,461)	(272,861)	(56,594)	(12,217)	(4,067)
Adjustments to maintain reserves	(1)	(3)	981	(112)	672	(217)	42	(2)

Net equity transactions	(46,872)	18,557	(335,300)	(147,151)	(106,470)	(59,059)	(60,963)	72,900

Net change in contract owners’ equity	(47,246)	15,173	(275,425)	(20,636)	(29,906)	(1,498)	(52,054)	86,731
Contract owners’ equity beginning of period	47,246	32,073	434,339	454,975	230,196	231,694	86,731	-

Contract owners’ equity end of period	$-	47,246	158,914	434,339	200,290	230,196	34,677	86,731

CHANGES IN UNITS:
Beginning units	5,503	5,315	41,049	57,596	13,627	17,972	7,628	-
Units purchased	-	37,006	4,699	5,237	28,957	738	2,080	8,233
Units redeemed	(5,503)	(36,818)	(33,398)	(21,784)	(33,371)	(5,083)	(7,140)	(605)

Ending units	-	5,503	12,350	41,049	9,213	13,627	2,568	7,628

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVHI3		OVSC		PMVHYA		PMVLDA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(12)	-	70	5,568	64,316	33,982	41,046	65,017
Realized gain (loss) on investments	(1,599)	-	2,544	(308,065)	34,654	(58,262)	64,292	(5,215)
Change in unrealized gain (loss) on investments	-	-	709	387,596	32,469	158,964	40,765	(16,157)
Reinvested capital gains	-	-	-	-	-	-	11,713	199,116

Net increase (decrease) in contract owners’ equity resulting from operations	(1,611)	-	3,323	85,099	131,439	134,684	157,816	242,761

Equity transactions:
Purchase payments received from contract owners (note 3)	25	-	-	13,483	213,035	11,314	107,520	25,676
Transfers between funds	1,993	-	-	(708,300)	2,057,310	13,862	(110,201)	3,197,728
Redemptions (note 3)	(407)	-	(6,083)	(166,752)	(298,499)	(153,110)	(1,040,714)	(523,106)
Adjustments to maintain reserves	-	-	(10)	(405)	(650)	(173)	211	(407)

Net equity transactions	1,611	-	(6,093)	(861,974)	1,971,196	(128,107)	(1,043,184)	2,699,891

Net change in contract owners’ equity	-	-	(2,770)	(776,875)	2,102,635	6,577	(885,368)	2,942,652
Contract owners’ equity beginning of period	-	-	18,264	795,139	446,662	440,085	4,500,451	1,557,799

Contract owners’ equity end of period	$-	-	15,494	18,264	2,549,297	446,662	3,615,083	4,500,451

CHANGES IN UNITS:
Beginning units	-	-	1,022	61,042	25,134	34,600	344,561	135,038
Units purchased	14,674	-	-	3,725	155,541	3,688	148,818	258,112
Units redeemed	(14,674)	-	(317)	(63,745)	(55,382)	(13,154)	(229,620)	(48,589)

Ending units	-	-	705	1,022	125,293	25,134	263,759	344,561

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	PMVTRA		PVTSCB		ACGI		TRBCG2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$68,548	140,013	(1)	35	(1,300)	18,292	(1,974)	(3,730)
Realized gain (loss) on investments	158,143	44,859	(10)	(11)	(45,596)	(87,434)	224,287	78,775
Change in unrealized gain (loss) on investments	(34,253)	79,570	809	718	82,952	170,466	(189,629)	217,741
Reinvested capital gains	80,717	99,742	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	273,155	364,184	798	742	36,056	101,324	32,684	292,786

Equity transactions:
Purchase payments received from contract owners (note 3)	314,431	84,537	-	-	40,614	14,122	6,512	9,127
Transfers between funds	(82,830)	724,169	-	-	(185,106)	140,678	(418,707)	(333,076)
Redemptions (note 3)	(1,142,210)	(636,389)	-	-	(249,681)	(149,699)	(242,826)	(303,769)
Adjustments to maintain reserves	168	(397)	(2)	(3)	1,088	(42)	1,645	(317)

Net equity transactions	(910,441)	171,920	(2)	(3)	(393,085)	5,059	(653,376)	(628,035)

Net change in contract owners’ equity	(637,286)	536,104	796	739	(357,029)	106,383	(620,692)	(335,249)
Contract owners’ equity beginning of period	3,373,724	2,837,620	3,118	2,379	587,111	480,728	793,798	1,129,047

Contract owners’ equity end of period	$2,736,438	3,373,724	3,914	3,118	230,082	587,111	173,106	793,798

CHANGES IN UNITS:
Beginning units	221,487	211,839	202	202	36,252	36,764	71,519	143,629
Units purchased	40,632	78,281	-	-	6,260	11,931	7,038	1,587
Units redeemed	(95,489)	(68,633)	-	-	(29,852)	(12,443)	(65,064)	(73,697)

Ending units	166,630	221,487	202	202	12,660	36,252	13,493	71,519

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	TREI2		WRASP		WFVSCG		LOVGI
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$109	94	(3,173)	(2,475)	(96)	-	-	(1)
Realized gain (loss) on investments	(12)	(18)	27,389	272	(3,067)	-	-	(11,488)
Change in unrealized gain (loss) on investments	1,042	1,501	(165,447)	169,855	4,912	-	-	11,356
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,139	1,577	(141,231)	167,652	1,749	-	-	(133)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	45,630	-	17,401	-	-	-
Transfers between funds	-	-	5,092	1,475,000	424	-	-	-
Redemptions (note 3)	-	-	587	(458)	-	-	-	(16,056)
Adjustments to maintain reserves	(3)	(10)	(9)	3	(7)	-	-	6

Net equity transactions	(3)	(10)	51,300	1,474,545	17,818	-	-	(16,050)

Net change in contract owners’ equity	1,136	1,567	(89,931)	1,642,197	19,567	-	-	(16,183)
Contract owners’ equity beginning of period	7,924	6,357	1,642,197	-	-	-	-	16,183

Contract owners’ equity end of period	$9,060	7,924	1,552,266	1,642,197	19,567	-	-	-

CHANGES IN UNITS:
Beginning units	776	777	137,565	-	-	-	-	1,383
Units purchased	-	-	176,921	137,611	31,461	-	-	-
Units redeemed	-	(1)	(194,414)	(46)	(29,866)	-	-	(1,383)

Ending units	776	776	120,072	137,565	1,595	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AVBVI		ALVIVA		FOS		FTVDM2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	(42)	-	-	-	-	-	-
Realized gain (loss) on investments	-	(1)	-	(1)	-	295	-	(4,221)
Change in unrealized gain (loss) on investments	-	-	-	1	-	-	-	4,267
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(43)	-	-	-	295	-	46

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	(4,078)	-	(1,618)
Transfers between funds	-	43	-	-	-	2,841	-	1,209
Redemptions (note 3)	-	-	-	-	-	-	-	(4,335)
Adjustments to maintain reserves	-	-	-	-	-	942	-	11

Net equity transactions	-	43	-	-	-	(295)	-	(4,733)

Net change in contract owners’ equity	-	-	-	-	-	-	-	(4,687)
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	4,687

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	246
Units purchased	-	24,091	-	-	-	4	-	1
Units redeemed	-	(24,091)	-	-	-	(4)	-	(247)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FTVGS2		SBVSG2		OVGR		OVHI
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	(1)	-	-	-	(11)	-	-
Realized gain (loss) on investments	-	(4,228)	-	(1)	-	1,566	-	(21,394)
Change in unrealized gain (loss) on investments	-	4,431	-	1	-	-	-	21,664
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	202	-	-	-	1,555	-	270

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	13,015	-	-
Transfers between funds	-	-	-	-	-	77	-	-
Redemptions (note 3)	-	(9,464)	-	-	-	(14,646)	-	(5,609)
Adjustments to maintain reserves	-	2	-	-	-	(1)	-	1

Net equity transactions	-	(9,462)	-	-	-	(1,555)	-	(5,608)

Net change in contract owners’ equity	-	(9,260)	-	-	-	-	-	(5,338)
Contract owners’ equity beginning of period	-	9,260	-	-	-	-	-	5,338

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	782	-	-	-	-	-	1,634
Units purchased	-	-	-	-	-	1,411	-	-
Units redeemed	-	(782)	-	-	-	(1,411)	-	(1,634)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-13 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001 and commenced operations on December 31, 2002. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Investment Advisors.

(b) The Contracts

Only contracts without a front-end sales charge are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

BLACKROCK FUNDS

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)*

LORD ABBETT FUNDS

Series Fund - Growth and Income Portfolio - Class VC (LOVGI)*

Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)*

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Service Class (MIGSC)*

Value Series - Service Class (MVFSC)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)*

U.S. Real Estate Portfolio - Class I (MSVRE)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

PIMCO FUNDS

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

PORTFOLIOS OF THE AIM VARIABLE INSURANCE FUNDS

V.I. Basic Value Fund - Series I (AVBVI)*

V.I. Capital Appreciation Fund - Series I (AVCA)*

V.I. Capital Development Fund - Series I (AVCDI)

V.I. Dynamics Fund - Series I (IVD)*

V.I. Small Cap Equity Fund - Series I (AVSCE)*

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

VPS Growth and Income Portfolio - Class A (ALVGIA)*

VPS International Value Portfolio - Class A (ALVIVA)*

VPS Real Estate Investment Portfolio - Class A (ALVREA)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Fund - Class I (ACVIG)*

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)*

VP International Fund - Class III (ACVI3)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Value Fund - Class I (ACVV)

VP Vista(SM) Fund - Class I (ACVVS1)

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Developing Leaders Portfolio - Initial Shares (DSC)*

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP Fund - Contrafund Portfolio - Service Class (FCS)

VIP Fund - Equity-Income Portfolio - Service Class (FEIS)

VIP Fund - Growth Portfolio - Service Class (FGS)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Money Market Portfolio - Service Class 2 (FMMP2)

VIP Fund - Overseas Portfolio - Service Class (FOS)*

VIP Fund - Overseas Portfolio - Service Class R (FOSR)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

Franklin U.S. Government Fund - Class 2 (FTVUG2)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)*

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

Templeton Growth Securities Fund - Class 2 (FTVGS2)*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS December 31, 2010

PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)*

ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)*

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

International Portfolio - S Class Shares (AMINS)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Regency Portfolio - S Class Shares (AMRS)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Global Securities Fund/VA - Class 3 (OVGS3)*

Global Securities Fund/VA - Non-Service Shares (OVGS)*

High Income Fund/VA - Class 3 (OVHI3)*

High Income Fund/VA - Non-Service Shares (OVHI)*

Main Street Fund(R)/VA - Non-Service Shares (OVGI)*

Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

High Yield Portfolio - Administrative Class (PMVHYA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Putnam VT Growth and Income Fund - IB Shares (PVGIB)*

Putnam VT International Equity Fund - IB Shares (PVTIGB)*

Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)

Putnam VT Voyager Fund - IB Shares (PVTVB)*

PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST

Comstock Portfolio - Class I (ACC1)*

Growth and Income Portfolio - Class I (ACGI)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)

Equity Income Portfolio - II (TREI2)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)

*	At December 31, 2010, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2010 of such funds, which represent fair value. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS December 31, 2010

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in Level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. No sales charges are deducted upon surrender of the contract.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 13 Options	BOA Advisor
Variable Account Charges - Recurring	0.35%
Death Benefit Options:
One-Year Enhanced	0.20%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 81th birthday less surrenders.

Maximum Variable Account Charges*	0.55%

*	When maximum options are elected.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2010.

	Total	MLVGA3	JABS	JACAS	JAIGS2	LOVMCV	MVFSC	MSVRE

0.35%	$89,640	$188	$232	$430	$5,762	$54	$2,550	$811
0.55%	15,465	-	73	127	187	-	1,661	448

Totals	$105,105	$188	$305	$557	$5,949	$54	$4,211	$1,259

	AMTB	PMVFAD	AVCDI	ALVREA	ALVSVA	ACVIP2	ACVI3	ACVMV1

0.35%	$100	$105	$15	$218	$67	$10,179	$629	$2,915
0.55%	-	-	-	-	-	927	355	1,223

	$100	$105	$15	$218	$67	$11,106	$984	$4,138

	ACVV	ACVVS1	DVSCS	DSIF	DCAP	FQB	FCS	FEIS

0.35%	$108	$13	$720	$317	$1,290	$9	$3,981	$115
0.55%	-	-	463	-	654	-	207	23

	$108	$13	$1,183	$317	$1,944	$9	$4,188	$138

	FGS	FIGBS	FMCS	FMMP2	FOSR	FTVSV2	FTVUG2	FTVDM3

0.35%	$94	$1,385	$1,243	$12,474	$1,083	$503	$25	$6,057
0.55%	-	38	-	371	517	119	143	295

	$94	$1,423	$1,243	$12,845	$1,600	$622	$168	$6,352

	TIF2	TIF3	FTVGI3	SBVSG	AMINS	AMCG	AMFAS	OVHI3

0.35%	$79	$664	$3,678	$100	$890	$803	$224	$-
0.55%	-	317	-	-	506	437	93	12

	$79	$981	$3,678	$100	$1,396	$1,240	$317	$12

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	OVSC	PMVHYA	PMVLDA	PMVTRA	PVTSCB	ACGI	TRBCG2	TREI2

0.35%	$50	$2,938	$10,194	$10,379	$11	$1,267	$1,211	$27
0.55%	-	544	1,951	2,374	-	637	763	-

	$50	$3,482	$12,145	$12,753	$11	$1,904	$1,974	$27

	WRASP	WFVSCG

0.35%	$3,357	$96
0.55%	-	-

	$3,357	$96

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2010 and 2009, total transfers to the Account from the fixed account were $92,982 and $24,060, respectively, and total transfers from the Account to the fixed account were $98,117 and $24,729, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $32,016 and $0 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2010.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$25,557,267	0	$25,557,267

The Account did not have any assets or liabilities reported at fair value on a non-recurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of Investments for the year ended December 31,2010 are as follows:

	Purchases of Investments	Sales of Investments
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III ( MLVGA3 )	$1,146	$1,223
Janus Aspen Series - Balanced Portfolio - Service Shares ( JABS )	1,856	2,356
Janus Aspen Series - Forty Portfolio - Service Shares ( JACAS )	158,692	192,450
Janus Aspen Series - Overseas Portfolio - Service II Shares ( JAIGS2 )	288,632	489,351
Series Fund - Mid Cap Value Portfolio - Class VC ( LOVMCV )	18,671	24,872
Value Series - Service Class ( MVFSC )	1,003,795	896,587
U.S. Real Estate Portfolio - Class I ( MSVRE )	344,797	475,302
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares ( AMTB )	10,118	10,091
Foreign Bond Portfolio (Unhedged) - Advisor Class ( PMVFAD )	2,187	2,460
V.I. Capital Development Fund - Series I ( AVCDI )	11	17
VPS Real Estate Investment Portfolio - Class A ( ALVREA )	208	217
VPS Small/Mid Cap Value Portfolio - Class A ( ALVSVA )	628,838	644,900
VP Inflation Protection Fund - Class II ( ACVIP2 )	3,688,124	3,987,853
VP International Fund - Class III ( ACVI3 )	210,220	283,413
VP Mid Cap Value Fund - Class I ( ACVMV1 )	1,718,087	1,967,458
VP Value Fund - Class I ( ACVV )	5,054	3,361
VP Vista(SM) Fund - Class I ( ACVVS1 )	21	15
Small Cap Stock Index Portfolio - Service Shares ( DVSCS )	439,120	554,642
Stock Index Fund, Inc. - Initial Shares ( DSIF )	51,069	36,320
Appreciation Portfolio - Initial Shares ( DCAP )	532,339	554,603

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS December 31, 2010

Quality Bond Fund II - Primary Shares ( FQB )	9	9
VIP Fund - Contrafund Portfolio - Service Class ( FCS )	300,613	341,163
VIP Fund - Equity-Income Portfolio - Service Class ( FEIS )	10,564	6,653
VIP Fund - Growth Portfolio - Service Class ( FGS )	23,897	26,314
VIP Fund - Investment Grade Bond Portfolio - Service Class ( FIGBS )	122,084	126,717
VIP Fund - Mid Cap Portfolio - Service Class ( FMCS )	1,899,373	1,930,954
VIP Fund - Money Market Portfolio - Service Class 2 ( FMMP2 )	12,729,553	12,729,553
VIP Fund - Overseas Portfolio - Service Class R ( FOSR )	647,281	558,744
Franklin Small Cap Value Securities Fund - Class 2 ( FTVSV2 )	282,902	338,865
Franklin U.S. Government Fund - Class 2 ( FTVUG2 )	90,344	90,276
Templeton Developing Markets Securities Fund - Class 3 ( FTVDM3 )	543,859	761,051
Templeton Foreign Securities Fund - Class 2 ( TIF2 )	92	81
Templeton Foreign Securities Fund - Class 3 ( TIF3 )	267,404	226,796
Templeton Global Bond Securities Fund - Class 3 ( FTVGI3 )	2,297,682	2,409,743
ClearBridge Variable Small Cap Growth Portfolio - Class I ( SBVSG )	46,497	48,682
International Portfolio - S Class Shares ( AMINS )	474,026	387,328
Mid-Cap Growth Portfolio - I Class Shares ( AMCG )	510,589	601,477
Small-Cap Growth Portfolio - S Class Shares ( AMFAS )	80,843	97,971
High Income Fund/VA - Class 3 ( OVHI3 )	39,786	38,187
Main Street Small Cap Fund(R)/VA - Non-Service Shares ( OVSC )	3,596	6,140
High Yield Portfolio - Administrative Class ( PMVHYA )	2,260,918	2,295,572
Low Duration Portfolio - Administrative Class ( PMVLDA )	4,633,536	4,697,828
Total Return Portfolio - Administrative Class ( PMVTRA )	1,362,657	1,520,800
Putnam VT Small Cap Value Fund - IB Shares ( PVTSCB )	22	12
Growth and Income Portfolio - Class I ( ACGI )	541,285	495,689
Blue Chip Growth Portfolio - II ( TRBCG2 )	512,394	736,681
Equity Income Portfolio - II ( TREI2 )	41	29
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy ( WRASP )	4,525,237	4,552,626
Advantage Funds Variable Trust - VT Small Cap Growth Fund ( WFVSCG )	303,955	300,888

Total	$43,614,024	$45,454,320

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2010. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL  STATEMENTS December 31, 2010

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
2010			0.35%	7,412	$13.29			$98,496	1.62%	9.38%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2010	0.35%	to	0.55%	6,793	17.80	to	17.51	120,699	3.26%	7.74%	to	7.52%
2009			0.55%	813	16.29			13,243	2.77%	24.89%
2008			0.55%	813	13.04			10,603	1.72%	-16.52%
2007			0.55%	813	15.62			12,702	1.97%	9.68%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2010	0.35%	to	0.55%	3,641	19.27	to	18.96	70,071	0.15%	6.11%	to	5.89%
2009	0.35%	to	0.55%	11,450	18.16	to	17.90	207,175	0.01%	45.50%	to	45.21%
2008	0.35%	to	0.55%	9,948	12.48	to	12.33	123,792	0.01%	-44.50%	to	-44.62%
2007	0.35%	to	0.55%	66,715	22.49	to	22.26	1,496,414	0.21%	36.15%	to	35.88%
2006	0.35%	to	0.55%	104,890	16.52	to	16.38	1,729,252	0.15%	8.74%	to	8.52%
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2010	0.35%	to	0.55%	65,170	26.91	to	26.61	1,752,733	0.53%	24.59%	to	24.34%
2009			0.35%	74,916	21.60			1,618,102	0.42%	78.45%
2008			0.35%	42,679	12.10			516,590	0.85%	-52.38%
2007			0.35%	3,985	25.42			101,284	0.46%	27.62%
2006			0.35%	2,733	19.92			54,429	1.41%	46.18%
Series Fund - Growth and Income Portfolio - Class VC (LOVGI)
2008			0.35%	1,383	11.70			16,183	0.98%	-36.64%
2007	0.35%	to	0.55%	5,944	18.47	to	18.28	109,688	1.31%	3.07%	to	2.87%
2006	0.35%	to	0.55%	5,496	17.92	to	17.77	98,406	1.27%	16.86%	to	16.63%
Series Fund - Mid Cap Value Portfolio - Class VC (LOVMCV)
2009			0.35%	1,645	14.84			24,407	0.51%	26.17%
2008	0.35%	to	0.55%	1,646	11.76	to	11.62	19,356	1.21%	-39.57%	to	-39.69%
2007	0.35%	to	0.55%	29,559	19.46	to	19.26	573,831	0.51%	0.23%	to	0.02%
2006	0.35%	to	0.55%	36,785	19.41	to	19.25	712,925	0.54%	11.84%	to	11.62%
Value Series - Service Class (MVFSC)
2010	0.35%	to	0.55%	35,080	17.89	to	17.60	623,502	1.51%	10.83%	to	10.60%
2009	0.35%	to	0.55%	73,423	16.14	to	15.91	1,179,966	1.33%	22.02%	to	21.78%
2008	0.35%	to	0.55%	88,887	13.23	to	13.06	1,171,208	1.10%	-32.98%	to	-33.11%
2007	0.35%	to	0.55%	96,364	19.73	to	19.53	1,896,865	0.51%	7.21%	to	7.00%
2006	0.35%	to	0.55%	42,331	18.41	to	18.25	777,745	0.82%	20.08%	to	19.84%
U.S. Real Estate Portfolio - Class I (MSVRE)
2010	0.35%	to	0.55%	3,233	26.20	to	25.78	84,362	3.23%	29.51%	to	29.25%
2009	0.35%	to	0.55%	22,957	20.23	to	19.95	462,477	3.31%	27.91%	to	27.65%
2008	0.35%	to	0.55%	32,422	15.82	to	15.62	511,021	3.64%	-38.11%	to	-38.24%
2007	0.35%	to	0.55%	40,037	25.56	to	25.30	1,020,786	1.14%	-17.36%	to	-17.53%
2006	0.35%	to	0.55%	32,916	30.93	to	30.68	1,016,261	1.11%	37.56%	to	37.29%
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2010			0.35%	16,979	11.57			196,458	0.00%	4.92%
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2010			0.35%	5,900	11.92			70,353	1.35%	8.99%
2009			0.35%	2,085	10.94			22,811	0.56%	9.41%			*
V.I. Capital Development Fund - Series I (AVCDI)
2010			0.35%	260	19.65			5,108	0.00%	18.36%
2009			0.35%	260	16.60			4,315	0.00%	41.87%
2008	0.35%	to	0.55%	262	11.70	to	11.56	3,065	0.00%	-47.21%	to	-47.32%
2007	0.35%	to	0.55%	31,320	22.16	to	21.93	692,473	0.00%	10.45%	to	10.23%
2006	0.35%	to	0.55%	34,382	20.06	to	19.90	688,595	0.00%	16.11%	to	15.88%
VPS International Value Portfolio - Class A (ALVIVA)
2007			0.35%	1,542	30.87			47,605	1.19%	5.47%
2006			0.35%	1,552	29.27			45,429	1.40%	34.96%
VPS Real Estate Investment Portfolio - Class A (ALVREA)
2010			0.35%	29,898	25.90			774,270	0.00%	25.90%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2010			0.35%	39	25.33			988	0.04%	26.46%
2009			0.35%	39	20.03			781	1.10%	42.36%
2008			0.35%	39	14.07			549	0.73%	-35.80%
2007			0.35%	39	21.91			855	0.00%	1.35%
VP Inflation Protection Fund - Class II (ACVIP2)
2010	0.35%	to	0.55%	21,613	14.00	to	13.77	301,399	2.14%	4.75%	to	4.54%
2009	0.35%	to	0.55%	276,629	13.36	to	13.17	3,693,232	2.27%	9.83%	to	9.61%
2008	0.35%	to	0.55%	44,701	12.16	to	12.02	541,630	5.23%	-1.93%	to	-2.13%
2007	0.35%	to	0.55%	172,023	12.40	to	12.28	2,128,029	4.53%	9.11%	to	8.89%
2006	0.35%	to	0.55%	193,573	11.37	to	11.28	2,196,709	3.34%	1.23%	to	1.03%
VP International Fund - Class III (ACVI3)
2010	0.35%	to	0.55%	14,312	8.58	to	8.54	122,695	2.58%	12.90%	to	12.67%
2009	0.35%	to	0.55%	38,285	7.60	to	7.58	290,779	2.27%	33.30%	to	33.03%
2008	0.35%	to	0.55%	58,014	5.70			330,765	0.00%	-42.96%	to	-43.04%	*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VP Mid Cap Value Fund - Class I (ACVMV1)
2010	0.35%	to	0.55%	85,752	$15.29	to	$15.12	$1,309,605	2.27%	18.84%	to	18.60%
2009	0.35%	to	0.55%	57,012	12.87	to	12.75	731,606	3.13%	29.49%	to	29.23%
2008	0.35%	to	0.55%	59,552	9.94	to	9.87	590,643	0.02%	-24.61%	to	-24.76%
2007			0.35%	818	13.18			10,783	1.30%	-2.65%
VP Value Fund - Class I (ACVV)
2010			0.35%	2,869	17.41			49,935	2.84%	13.03%
2009			0.35%	527	15.40			8,115	4.98%	19.44%
2008			0.35%	1,409	12.89			18,165	2.21%	-27.03%
2007	0.35%	to	0.55%	5,420	17.67	to	17.49	95,714	1.39%	-5.47%	to	-5.66%
2006	0.35%	to	0.55%	4,021	18.69	to	18.54	75,115	1.44%	18.24%	to	18.00%
VP Vista(SM) Fund - Class I (ACVVS1)
2010			0.35%	363	13.35			4,845	0.00%	23.45%
2009			0.35%	363	10.81			3,925	0.00%	22.04%
2008			0.35%	362	8.86			3,207	0.00%	-48.80%
2007			0.35%	725	17.30			12,545	0.00%	39.28%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2010	0.35%	to	0.55%	5,459	22.02	to	21.66	119,790	0.86%	25.39%	to	25.14%
2009	0.35%	to	0.55%	25,227	17.56	to	17.31	440,730	0.03%	24.59%	to	24.34%
2008			0.35%	201	14.10			2,833	0.88%	-31.16%
2007			0.35%	401	20.47			8,210	0.00%	-1.00%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2010			0.35%	5,921	16.00			94,727	1.70%	14.44%
2009			0.35%	8,191	13.98			114,512	2.11%	25.89%
2008			0.35%	8,190	11.10			90,949	2.01%	-37.36%
2007			0.35%	12,552	17.73			222,529	1.80%	4.88%
2006			0.35%	5,123	16.90			86,593	2.22%	15.09%
Appreciation Portfolio - Initial Shares (DCAP)
2010	0.35%	to	0.55%	14,106	15.91	to	15.65	223,749	2.90%	14.91%	to	14.68%
2009	0.35%	to	0.55%	47,989	13.84	to	13.65	661,538	2.58%	22.13%	to	21.88%
2008	0.35%	to	0.55%	64,436	11.33	to	11.20	727,577	1.99%	-29.80%	to	-29.94%
2007	0.35%	to	0.55%	65,645	16.15	to	15.98	1,057,056	1.93%	6.76%	to	6.54%
2006	0.35%	to	0.55%	115,323	15.12	to	15.00	1,740,931	1.52%	16.07%	to	15.84%
Quality Bond Fund II - Primary Shares (FQB)
2010			0.35%	725	14.51			10,517	0.00%	8.12%
2007			0.35%	3,069	12.10			37,134	4.31%	5.01%
2006			0.35%	2,661	11.52			30,660	0.00%	3.79%
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2010	0.35%	to	0.55%	62,831	20.20	to	19.87	1,267,520	1.08%	16.70%	to	16.46%
2009	0.35%	to	0.55%	65,964	17.31	to	17.06	1,141,721	1.45%	35.19%	to	34.92%
2008	0.35%	to	0.55%	33,484	12.80	to	12.65	428,672	4.04%	-42.81%	to	-42.93%
2007	0.35%	to	0.55%	4,789	22.39	to	22.16	107,157	1.00%	17.09%	to	16.86%
2006			0.35%	3,357	19.12			64,190	2.07%	11.20%
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2010	0.35%	to	0.55%	2,743	15.97	to	15.71	43,733	1.91%	14.69%	to	14.46%
2009	0.35%	to	0.55%	1,055	13.93	to	13.73	14,632	2.39%	29.58%	to	29.32%
2008	0.35%	to	0.55%	2,112	10.75	to	10.62	22,660	1.73%	-42.90%	to	-43.02%
2007	0.35%	to	0.55%	3,112	18.83	to	18.63	58,436	2.24%	1.06%	to	0.86%
2006	0.35%	to	0.55%	1,813	18.63	to	18.47	33,701	3.10%	19.66%	to	19.42%
VIP Fund - Growth Portfolio - Service Class (FGS)
2010			0.35%	2,134	15.67			33,433	0.17%	23.62%
2006			0.35%	505	14.93			7,539	0.15%	6.36%
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2010			0.35%	29,138	14.52			422,949	3.75%	7.30%
2009			0.35%	17,108	13.53			231,430	2.17%	15.27%
2008			0.35%	5,139	11.74			60,310	4.14%	-3.68%
2007	0.35%	to	0.55%	6,108	12.18	to	12.06	74,367	3.18%	3.84%	to	3.64%
2006	0.35%	to	0.55%	3,954	11.73	to	11.64	46,350	3.83%	3.94%	to	3.73%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2010			0.35%	20,324	16.86			342,593	0.06%	28.25%
2009			0.35%	4,257	13.14			55,938	0.62%	39.52%
2008			0.35%	4,136	9.42			38,961	0.23%	-39.72%
2007			0.35%	9,427	15.63			147,317	0.71%	15.08%
2006			0.35%	4,658	13.58			63,252	0.39%	12.20%
VIP Fund - Money Market Portfolio - Service Class 2 (FMMP2)
2010	0.35%	to	0.55%	215,676	11.54	to	11.35	2,487,350	0.01%	-0.28%	to	-0.48%
2009	0.35%	to	0.55%	35,590	11.57	to	11.41	411,717	0.73%	0.12%	to	-0.08%
2008	0.35%	to	0.55%	150,801	11.56	to	11.42	1,742,912	2.64%	2.41%	to	2.21%
2007	0.35%	to	0.55%	35,370	11.29	to	11.17	398,386	4.81%	4.55%	to	4.34%
2006	0.35%	to	0.55%	43,162	10.80	to	10.71	465,232	4.51%	4.26%	to	4.06%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
VIP Fund - Overseas Portfolio - Service Class (FOS)
2006			0.35%	417	$22.71			$9,468	0.00%	17.54%
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2010	0.35%	to	0.55%	17,745	13.59	to	13.44	240,563	0.72%	12.61%	to	12.39%
2009	0.35%	to	0.55%	32,141	12.07	to	11.96	387,043	1.82%	26.05%	to	25.80%
2008	0.35%	to	0.55%	49,207	9.58	to	9.51	470,287	1.92%	-44.07%	to	-44.19%
2007	0.35%	to	0.55%	68,460	17.12	to	17.03	1,170,732	3.13%	16.81%	to	16.58%
2006	0.35%	to	0.55%	86,943	14.66	to	14.61	1,273,494	0.90%	17.54%	to	17.30%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2010	0.35%	to	0.55%	2,933	23.00	to	22.62	67,168	0.94%	27.77%	to	27.52%
2009	0.35%	to	0.55%	9,695	18.00	to	17.74	174,222	2.20%	28.71%	to	28.45%
2008			0.35%	2,768			13.98	38,705	1.30%			-33.25%
2007	0.35%	to	0.55%	2,178	20.95	to	20.73	45,576	0.61%	-2.72%	to	-2.92%
2006	0.35%	to	0.55%	1,808	21.53	to	21.36	38,894	0.65%	16.57%	to	16.34%
Franklin U.S. Government Fund - Class 2 (FTVUG2)
2010	0.35%	to	0.55%	7,313	13.74	to	13.52	99,253	0.00%	4.91%	to	4.70%
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2008			0.35%	246	19.05			4,687	2.76%	-52.87%
2007	0.35%	to	0.55%	336	40.43	to	40.01	13,548	1.96%	28.33%	to	28.07%
2006	0.35%	to	0.55%	446	31.50	to	31.24	14,027	0.94%	27.64%	to	27.39%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2010	0.35%	to	0.55%	88,191	19.88	to	19.65	1,752,960	1.64%	17.10%	to	16.87%
2009	0.35%	to	0.55%	117,076	16.98	to	16.82	1,986,659	1.42%	72.03%	to	71.68%
2008	0.35%	to	0.55%	30,187	9.87	to	9.80	297,266	2.80%	-52.84%	to	-52.93%
2007	0.35%	to	0.55%	26,870	20.92	to	20.81	561,512	2.66%	28.24%	to	27.99%
2006	0.35%	to	0.55%	36,600	16.32	to	16.26	596,719	1.30%	27.72%	to	27.46%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2010			0.35%	1,201	21.04			25,270	1.89%	8.03%
2009			0.35%	1,201	19.48			23,392	3.20%	36.56%
2008			0.35%	1,201	14.26			17,129	2.36%	-40.59%
2007			0.35%	1,201	24.01			28,831	1.68%	15.05%
2006			0.35%	1,632	20.87			34,052	1.02%	21.02%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2010	0.35%	to	0.55%	11,042	13.76	to	13.60	151,597	1.93%	8.03%	to	7.81%
2009	0.35%	to	0.55%	22,353	12.73	to	12.62	283,869	3.80%	36.72%	to	36.44%
2008	0.35%	to	0.55%	33,624	9.31	to	9.25	312,548	2.50%	-40.60%	to	-40.72%
2007	0.35%	to	0.55%	39,230	15.68	to	15.60	614,506	1.93%	15.04%	to	14.81%
2006	0.35%	to	0.55%	51,256	13.63	to	13.59	698,219	1.77%	21.04%	to	20.79%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2010			0.35%	73,636	17.50			1,288,522	0.09%	13.98%
2009			0.35%	105,741	15.35			1,623,384	15.58%	18.27%
2008			0.35%	1,034	12.98			13,422	3.42%	5.83%
2007	0.35%	to	0.55%	3,741	12.27	to	12.20	45,747	0.00%	10.64%	to	10.42%
Templeton Growth Securities Fund - Class 2 (FTVGS2)
2008			0.35%	782	11.84			9,260	1.85%	-42.53%
2007	0.35%	to	0.55%	1,147	20.60	to	20.39	23,558	1.33%	1.99%	to	1.78%
2006	0.35%	to	0.55%	1,174	20.20	to	20.04	23,659	1.31%	21.38%	to	21.14%
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
2009			0.35%	5,503	8.59			47,246	0.00%	42.27%
2008			0.35%	5,315	6.03			32,073	0.00%	-40.92%
International Portfolio - S Class Shares (AMINS)
2010	0.35%	to	0.55%	12,350	12.90	to	12.76	158,914	7.04%	21.59%	to	21.34%
2009	0.35%	to	0.55%	41,049	10.61	to	10.51	434,339	3.27%	34.04%	to	33.77%
2008	0.35%	to	0.55%	57,596	7.92	to	7.86	454,975	0.00%	-46.62%	to	-46.73%
2007	0.35%	to	0.55%	78,383	14.83	to	14.75	1,161,152	1.68%	2.85%	to	2.64%
2006	0.35%	to	0.55%	73,940	14.42	to	14.37	1,065,565	0.11%	23.02%	to	22.78%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2010	0.35%	to	0.55%	9,213	21.83	to	21.47	200,290	0.00%	28.64%	to	28.39%
2009	0.35%	to	0.55%	13,627	16.97	to	16.72	230,196	0.00%	31.14%	to	30.87%
2008	0.35%	to	0.55%	17,972	12.94	to	12.78	231,694	0.00%	-43.57%	to	-43.68%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2010	0.35%	to	0.55%	2,568	13.58	to	13.36	34,677	0.00%	19.19%	to	18.95%
2009	0.35%	to	0.55%	7,628	11.39	to	11.23	86,731	0.00%	22.32%	to	22.08%
2007	0.35%	to	0.55%	34,459	15.44	to	15.28	530,789	0.00%	0.16%	to	-0.04%
2006	0.35%	to	0.55%	36,324	15.42	to	15.29	558,975	0.00%	4.88%	to	4.67%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2007	0.35%	to	0.55%	97,629	17.49	to	17.31	1,702,920	0.25%	13.75%	to	13.52%
2006	0.35%	to	0.55%	128,591	15.38	to	15.25	1,973,440	0.35%	7.57%	to	7.36%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***			Inception Date****
Global Securities Fund/VA - Class 3 (OVGS3)
2007			0.35%	4,115	$14.95			$61,527	1.21%	5.96%
2006			0.35%	3,486	14.11			49,189	0.81%	17.28%
High Income Fund/VA - Class 3 (OVHI3)
2007			0.35%	493	9.64			4,752	0.00%	-3.62%			*
High Income Fund/VA - Non-Service Shares (OVHI)
2008			0.35%	1,634	3.27			5,338	7.21%	-78.75%
2007	0.35%	to	0.55%	4,437	15.37	to	15.21	68,076	7.13%	-0.45%	to	-0.65%
2006	0.35%	to	0.55%	4,512	15.44	to	15.31	69,566	10.04%	9.04%	to	8.82%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2006			0.35%	275	16.67			4,583	0.12%	14.62%
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
2010			0.35%	705	21.98			15,494	0.82%	22.97%
2009			0.35%	1,022	17.87			18,264	2.18%	36.72%
2008	0.35%	to	0.55%	61,042	13.07	to	12.91	795,139	0.52%	-38.05%	to	-38.17%
2007	0.35%	to	0.55%	64,300	21.10	to	20.88	1,353,407	0.32%	-1.56%	to	-1.76%
2006	0.35%	to	0.55%	61,432	21.43	to	21.26	1,314,328	0.15%	14.60%	to	14.37%
High Yield Portfolio - Administrative Class (PMVHYA)
2010	0.35%	to	0.55%	125,293	20.36	to	20.02	2,549,297	7.20%	14.10%	to	13.87%
2009	0.35%	to	0.55%	25,134	17.84	to	17.59	446,662	8.70%	39.71%	to	39.43%
2008	0.35%	to	0.55%	34,600	12.77	to	12.61	440,085	7.77%	-23.79%	to	-23.95%
2007	0.35%	to	0.55%	51,858	16.76	to	16.58	866,578	7.31%	3.15%	to	2.95%
2006	0.35%	to	0.55%	62,855	16.24	to	16.11	1,019,006	7.03%	8.69%	to	8.47%
Low Duration Portfolio - Administrative Class (PMVLDA)
2010	0.35%	to	0.55%	263,759	13.72	to	13.50	3,615,083	1.60%	4.92%	to	4.71%
2009	0.35%	to	0.55%	344,561	13.08	to	12.89	4,500,451	3.17%	12.92%	to	12.69%
2008	0.35%	to	0.55%	135,038	11.58	to	11.44	1,557,799	3.93%	-0.80%	to	-1.00%
2007	0.35%	to	0.55%	125,556	11.67	to	11.55	1,462,001	4.63%	7.00%	to	6.78%
2006	0.35%	to	0.55%	139,944	10.91	to	10.82	1,524,158	4.28%	3.60%	to	3.39%
Total Return Portfolio - Administrative Class (PMVTRA)
2010	0.35%	to	0.55%	166,630	16.45	to	16.18	2,736,438	2.42%	7.73%	to	7.52%
2009	0.35%	to	0.55%	221,487	15.27	to	15.05	3,373,724	5.14%	13.63%	to	13.40%
2008	0.35%	to	0.55%	211,839	13.44	to	13.27	2,837,620	4.54%	4.38%	to	4.17%
2007	0.35%	to	0.55%	274,511	12.87	to	12.74	3,523,911	4.60%	8.36%	to	8.14%
2006	0.35%	to	0.55%	260,016	11.88	to	11.78	3,082,824	4.41%	3.48%	to	3.28%
Putnam VT Small Cap Value Fund - IB Shares (PVTSCB)
2010			0.35%	202	19.38			3,914	0.30%	25.54%
2009			0.35%	202	15.44			3,118	1.70%	31.07%
2008			0.35%	202	11.78			2,379	1.46%	-39.57%
2007			0.35%	404	19.49			7,873	0.00%	-13.03%
Growth and Income Portfolio - Class I (ACGI)
2010	0.35%	to	0.55%	12,660	18.23	to	17.94	230,082	0.13%	12.12%	to	11.89%
2009	0.35%	to	0.55%	36,252	16.26	to	16.03	587,111	4.27%	23.93%	to	23.68%
2008	0.35%	to	0.55%	36,764	13.12	to	12.96	480,728	2.17%	-32.27%	to	-32.41%
2007	0.35%	to	0.55%	79,517	19.38	to	19.18	1,536,978	1.48%	2.44%	to	2.23%
2006	0.35%	to	0.55%	72,151	18.92	to	18.76	1,362,295	1.15%	15.83%	to	15.60%
Blue Chip Growth Portfolio - II (TRBCG2)
2010	0.35%	to	0.55%	13,493	12.87	to	12.72	173,106	0.00%	15.59%	to	15.36%
2009	0.35%	to	0.55%	71,519	11.13	to	11.03	793,798	0.00%	41.30%	to	41.01%
2008	0.35%	to	0.55%	143,629	7.88	to	7.82	1,129,047	0.06%	-42.85%	to	-42.97%
2007	0.35%	to	0.55%	28,423	13.79	to	13.71	391,451	0.00%	12.09%	to	11.87%
Equity Income Portfolio - II (TREI2)
2010			0.35%	776	11.68			9,060	1.67%	14.34%
2009			0.35%	776	10.21			7,924	1.75%	24.81%
2008			0.35%	777	8.18			6,357	1.41%	-36.49%
2007			0.35%	7,451	12.88			95,982	1.57%	2.67%
2006			0.35%	5,209	12.55			65,358	1.24%	18.23%
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2010			0.35%	120,072	12.93			1,552,266	0.02%	8.29%
2009			0.35%	137,565	11.94			1,642,197	0.00%	19.38%			*
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
2010			0.35%	1,595	12.27			19,567	0.00%	26.33%

2010	Contract owners equity:							$25,555,401
2009	Contract owners equity:							$27,983,482
2008	Contract owners equity:							$16,108,189
2007	Contract owners equity:							$25,581,573
2006	Contract owners equity:							$24,711,133
*	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of Investment Income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.